Income Taxes - Additional Information Regarding Examinations (Detail) - USD ($) $ in Billions		12 Months Ended
	Sep. 26, 2023	Jun. 30, 2024
Minimum | Foreign Country
Income Tax Examination [Line Items]
Tax years subject to examination		1996
Maximum | Foreign Country
Income Tax Examination [Line Items]
Tax years subject to examination		2023
Internal Revenue Service (IRS)
Income Tax Examination [Line Items]
Settlement payments including tax and interest	$ 28.9
Internal Revenue Service (IRS) | Minimum
Income Tax Examination [Line Items]
Tax years under audit	2004
Tax years subject to examination		2014
Internal Revenue Service (IRS) | Maximum
Income Tax Examination [Line Items]
Tax years under audit	2013
Tax years subject to examination		2017